Supplemental Guarantors Consolidating Condensed Financial Information - (Balance Sheet) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 25,544,000	$ 61,891,000	$ 63,415,000	$ 74,894,000	$ 89,971,000	$ 26,270,000
Receivables
Trade, net	43,595,000	61,195,000		51,306,000
Notes and other, net	2,101,000	2,143,000		4,322,000
Due from Seitel Holdings, Inc.	1,120,000	874,000		861,000
Intercompany receivables (payables)	0	0		0
Investment in subsidiaries	0	0		0
Net seismic data library	197,221,000	180,117,000		120,694,000
Net property and equipment	4,651,000	4,818,000		5,039,000
Investment in marketable securities		0		262,000
Prepaid expenses, deferred charges and other	11,040,000	10,774,000		10,244,000
Intangible assets, net	19,255,000	20,828,000		26,814,000
Goodwill	205,974,000	208,020,000		205,838,000	208,050,000
Deferred income taxes	84,000	84,000		56,000
TOTAL ASSETS	510,585,000	550,744,000		500,330,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	53,122,000	62,783,000		60,550,000
Income taxes payable	972,000	4,134,000		1,464,000
Senior Notes	250,000,000	275,000,000		275,000,000
Notes payable	12,000	29,000		95,000
Obligations under capital leases	2,990,000	3,113,000		3,161,000
Deferred revenue	51,348,000	52,857,000		48,845,000
Deferred income taxes	2,896,000	2,470,000		1,375,000
TOTAL LIABILITIES	361,340,000	400,386,000		390,490,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	398,998,000	398,772,000		398,011,000
Parent investment	0	0		0
Retained deficit	(270,397,000)	(272,135,000)		(309,185,000)
Accumulated other comprehensive income	20,644,000	23,721,000		21,014,000
TOTAL STOCKHOLDER’S EQUITY	149,245,000	150,358,000		109,840,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	510,585,000	550,744,000		500,330,000
Parent [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Receivables
Trade, net	0	0		0
Notes and other, net	0	0		520,000
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	26,878,000	75,688,000		95,955,000
Investment in subsidiaries	344,582,000	332,819,000		272,268,000
Net seismic data library	0	0		0
Net property and equipment	0	0		0
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	7,376,000	2,644,000		4,409,000
Intangible assets, net	900,000	900,000		900,000
Goodwill	0	0		0
Deferred income taxes	0	0		0
TOTAL ASSETS	379,736,000	412,051,000		374,052,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	720,000	10,049,000		10,050,000
Income taxes payable	403,000	336,000		81,000
Senior Notes	250,000,000	275,000,000		275,000,000
Notes payable	12,000	29,000		95,000
Obligations under capital leases	0	0		0
Deferred revenue	0	0		0
Deferred income taxes	0	0		0
TOTAL LIABILITIES	251,135,000	285,414,000		285,226,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	398,998,000	398,772,000		398,011,000
Parent investment	0	0		0
Retained deficit	(270,397,000)	(272,135,000)		(309,185,000)
Accumulated other comprehensive income	0	0		0
TOTAL STOCKHOLDER’S EQUITY	128,601,000	126,637,000		88,826,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	379,736,000	412,051,000		374,052,000
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	25,308,000	60,533,000	56,410,000	61,612,000	75,068,000	24,221,000
Receivables
Trade, net	27,026,000	43,806,000		32,129,000
Notes and other, net	33,000	9,000		1,606,000
Due from Seitel Holdings, Inc.	1,120,000	874,000		861,000
Intercompany receivables (payables)	437,000	(49,827,000)		(78,614,000)
Investment in subsidiaries	434,764,000	432,870,000		416,322,000
Net seismic data library	114,478,000	100,087,000		63,259,000
Net property and equipment	2,003,000	2,125,000		1,897,000
Investment in marketable securities				262,000
Prepaid expenses, deferred charges and other	3,047,000	5,122,000		5,078,000
Intangible assets, net	12,447,000	13,250,000		16,462,000
Goodwill	107,688,000	107,688,000		107,688,000
Deferred income taxes	84,000	84,000		56,000
TOTAL ASSETS	728,435,000	716,621,000		628,618,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	37,613,000	38,179,000		23,563,000
Income taxes payable	569,000	900,000		0
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	73,000	81,000		0
Deferred revenue	46,681,000	45,320,000		33,340,000
Deferred income taxes	0	0		0
TOTAL LIABILITIES	84,936,000	84,480,000		56,903,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	764,752,000	764,752,000		764,752,000
Retained deficit	(121,253,000)	(132,611,000)		(193,299,000)
Accumulated other comprehensive income	0	0		262,000
TOTAL STOCKHOLDER’S EQUITY	643,499,000	632,141,000		571,715,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	728,435,000	716,621,000		628,618,000
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	236,000	1,358,000	7,005,000	13,282,000	14,903,000	2,049,000
Receivables
Trade, net	16,569,000	17,389,000		19,177,000
Notes and other, net	2,068,000	2,134,000		2,196,000
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	(27,315,000)	(25,861,000)		(17,341,000)
Investment in subsidiaries	1,587,000	1,590,000		1,448,000
Net seismic data library	82,743,000	80,030,000		57,435,000
Net property and equipment	2,648,000	2,693,000		3,142,000
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	617,000	3,008,000		757,000
Intangible assets, net	5,908,000	6,678,000		9,452,000
Goodwill	98,286,000	100,332,000		98,150,000
Deferred income taxes	0	0		0
TOTAL ASSETS	183,347,000	189,351,000		187,698,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	14,789,000	14,555,000		26,937,000
Income taxes payable	0	2,898,000		1,383,000
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	2,917,000	3,032,000		3,161,000
Deferred revenue	4,667,000	7,537,000		15,505,000
Deferred income taxes	2,896,000	2,470,000		1,375,000
TOTAL LIABILITIES	25,269,000	30,492,000		48,361,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	156,918,000	156,918,000		156,913,000
Retained deficit	(19,484,000)	(21,780,000)		(38,328,000)
Accumulated other comprehensive income	20,644,000	23,721,000		20,752,000
TOTAL STOCKHOLDER’S EQUITY	158,078,000	158,859,000		139,337,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	183,347,000	189,351,000		187,698,000
Consolidating Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Receivables
Trade, net	0	0		0
Notes and other, net	0	0		0
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	0	0		0
Investment in subsidiaries	(780,933,000)	(767,279,000)		(690,038,000)
Net seismic data library	0	0		0
Net property and equipment	0	0		0
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	0	0		0
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
TOTAL ASSETS	(780,933,000)	(767,279,000)		(690,038,000)
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	0	0		0
Income taxes payable	0	0		0
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	0	0		0
Deferred revenue	0	0		0
Deferred income taxes	0	0		0
TOTAL LIABILITIES	0	0		0
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	(921,670,000)	(921,670,000)		(921,665,000)
Retained deficit	140,737,000	154,391,000		231,627,000
Accumulated other comprehensive income	0	0		0
TOTAL STOCKHOLDER’S EQUITY	(780,933,000)	(767,279,000)		(690,038,000)
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ (780,933,000)	$ (767,279,000)		$ (690,038,000)